Investments	12 Months Ended
Dec. 31, 2010
Investments [Abstract]
Investments

3. Investments

Investments as of December 31, 2010 and 2009 consisted of the following (in thousands):

	December 31, 2010				December 31, 2009
	Gross Unrealized				Gross Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
Short-term
U.S. Government and Agency Issues	$502,121	$198	$(3)	$502,316	$2,106,584	$231	$(154)	$2,106,661
Long-term
U.S. Government and Agency Issues	—	—	—	—	74,670	—	(154)	74,516
Other debt securities	8,959	6,292	—	15,251	8,959	4,212	—	13,171

Total long-term	8,959	6,292	—	15,251	83,629	4,212	(154)	87,687

Total investments	$511,080	$6,490	$(3)	$517,567	$2,190,213	$4,443	$(308)	$2,194,348

For the years ended December 31, 2009 and 2008 we recorded an other-than-temporary impairment loss of $10.0 million and $17.0 million, respectively, related to our other debt securities. No loss was recorded in 2010.

Other debt securities include investments in collateralized debt obligations, which we refer to as CDOs, supported by preferred equity securities of insurance companies and financial institutions with stated final maturity dates in 2033 and 2034. These are variable rate debt instruments whose interest rates are normally reset approximately every 30 or 90 days through an auction process. As of December 31, 2010, the total fair value and cost of our security interests in CDOs was $15.3 million and $9.0 million, respectively. The total fair value and cost of our security interests in CDOs as of December 31, 2009 was $13.2 million and $9.0 million, respectively. We also own Auction Market Preferred securities issued by a monoline insurance company which are perpetual and do not have a final stated maturity. In July 2009, the issuer’s credit rating was downgraded to CC and Caa2 by Standard & Poor’s and Moody’s rating services, respectively, and the total fair value and cost of our Auction Market Preferred securities was written down to $0. Current market conditions do not allow us to estimate when the auctions for our other debt securities will resume, if ever, or if a secondary market will develop for these securities. As a result, our other debt securities are classified as long-term investments.

The cost and fair value of investments at December 31, 2010, by contractual years-to-maturity, are presented below (in thousands):

	Cost	Fair Value
Due within one year	$502,121	$502,316
Due in ten years or greater	8,959	15,251

Total	$511,080	$517,567